Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2023	$ 213	$ 793
2024	845	842
2025	868	865
2026	893	889
2027	918	913
Thereafter	16,336	16,236
Total lease payments	20,073	20,538
Less imputed interest	10,728	11,110
Total	$ 9,345	$ 9,428